Share-based payments - Share-based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (84)	$ (95)
RSUs and PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(52)	(62)
ESP and DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (32)	$ (33)